RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

19. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2021 and June 30, 2022:

Name of related parties	Relationship with the Group

I-Mab Biopharma (Hangzhou) Co., Limited	Subsidiary of the Group before September 15, 2020; Affiliate of the Group after September 15, 2020

Details of related party balances as of December 31, 2021 and June 30, 2022 are as follows:

Prepayments

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	8,079	—	—

Accruals and other payables

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	8,757	1,307

Details of related party transactions for the six months ended June 30, 2021 and 2022 are as follows:

Receipt of CRO and CMC services - recognized in research and development expenses

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	48,799	7,285

Provision of FTE and other services - recognized in other income

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	8,257	—	—

Expenses paid on behalf of an affiliate

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	2,451	—	—

19. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Amounts received on behalf of an affiliate

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	281	—	—

Amounts paid by an affiliate on behalf of the Group

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	17,396	516	77